Vanguard® Emerging Markets Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.4%)
[1]	United States Treasury Note/Bond	5.000%	8/31/25	33,000	32,969
	United States Treasury Note/Bond	4.625%	9/30/28	4,500	4,538
[2,3]	United States Treasury Note/Bond	1.375%	10/31/28	16,000	14,107
[1]	United States Treasury Note/Bond	4.125%	8/31/30	254,847	251,622
[1]	United States Treasury Note/Bond	3.875%	8/15/33	17,505	16,843
[1]	United States Treasury Note/Bond	3.125%	2/15/43	19,521	15,800
[2,3]	United States Treasury Note/Bond	3.000%	8/15/52	11,695	8,797
Total U.S. Government and Agency Obligations (Cost $347,540)					344,676
Corporate Bonds (16.6%)
Argentina (0.4%)
[4,5]	Pan American Energy LLC	8.500%	4/30/32	11,275	11,816
Azerbaijan (0.7%)
[6]	Southern Gas Corridor CJSC	6.875%	3/24/26	23,215	23,392
Bahrain (0.2%)
	Bapco Energies BSC Closed	7.500%	10/25/27	6,975	7,095
Brazil (1.9%)
	Braskem Netherlands Finance BV	4.500%	1/31/30	2,120	1,789
[4]	Braskem Netherlands Finance BV	8.500%	1/12/31	10,230	10,439
	Braskem Netherlands Finance BV	5.875%	1/31/50	7,000	5,177
[4]	FS Luxembourg Sarl	8.875%	2/12/31	12,600	12,081
	Petrobras Global Finance BV	8.750%	5/23/26	866	911
	Petrobras Global Finance BV	7.375%	1/17/27	22,441	23,127
	Petrobras Global Finance BV	5.093%	1/15/30	2,000	1,896
[4]	Yinson Boronia Production BV	8.947%	7/31/42	8,070	8,163
					63,583
Chile (3.8%)
[4]	Antofagasta plc	6.250%	5/2/34	20,000	20,677
[4]	Cencosud SA	5.950%	5/28/31	16,560	16,593
[4,7]	Chile Electricity Lux MPC Sarl	6.010%	1/20/33	2,437	2,464
	Corp. Nacional del Cobre de Chile	5.125%	2/2/33	9,000	8,551
[4]	Corp. Nacional del Cobre de Chile	5.950%	1/8/34	44,100	43,906
	Empresa Nacional del Petroleo	3.750%	8/5/26	19,716	18,880
	Empresa Nacional del Petroleo	5.250%	11/6/29	15,289	14,963
					126,034
Colombia (0.8%)
	Ecopetrol SA	8.625%	1/19/29	25,413	26,697
Dominican Republic (0.2%)
[4]	Aeropuertos Dominicanos Siglo XXI SA	7.000%	6/30/34	5,237	5,286
India (0.2%)
[4]	Indiabulls Housing Finance Ltd.	9.700%	7/3/27	6,950	6,807
Indonesia (0.8%)
	Freeport Indonesia PT	4.763%	4/14/27	6,800	6,667
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	3,270	3,238
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/28	9,475	9,456
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	3.875%	7/17/29	3,000	2,781
[8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	4,400	3,898
					26,040
Kazakhstan (0.3%)
	KazMunayGas National Co. JSC	5.750%	4/19/47	1,840	1,611
	KazMunayGas National Co. JSC	6.375%	10/24/48	9,777	9,203
					10,814

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Malaysia (1.6%)
	Petronas Capital Ltd.	3.500%	4/21/30	59,524	54,629
Mexico (3.5%)
[4]	BBVA Bancomer SA	8.450%	6/29/38	7,000	7,227
[5]	Comision Federal de Electricidad	5.000%	9/29/36	5,436	4,775
	Petroleos Mexicanos	6.875%	10/16/25	3,990	3,973
	Petroleos Mexicanos	4.500%	1/23/26	11,270	10,719
	Petroleos Mexicanos	6.875%	8/4/26	16,502	16,165
	Petroleos Mexicanos	6.500%	3/13/27	27,970	26,607
[5]	Petroleos Mexicanos	8.750%	6/2/29	6,875	6,751
	Petroleos Mexicanos	6.500%	6/2/41	3,605	2,444
	Petroleos Mexicanos	6.375%	1/23/45	7,045	4,539
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	Petroleos Mexicanos	6.750%	9/21/47	27,202	17,870
	Petroleos Mexicanos	7.690%	1/23/50	9,903	7,129
	Petroleos Mexicanos	6.950%	1/28/60	12,358	8,145
					116,345
Peru (0.2%)
	Petroleos del Peru SA	5.625%	6/19/47	10,313	6,555
South Africa (0.6%)
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	19,247	19,172
	Eskom Holdings SOC Ltd.	8.450%	8/10/28	1,000	1,007
					20,179
Thailand (0.3%)
[4]	Bangkok Bank PCL	5.650%	7/5/34	11,000	10,970
Turkey (0.7%)
[4]	Sisecam UK plc	8.625%	5/2/32	15,070	15,319
[4]	WE Soda Investments Holding plc	9.500%	10/6/28	7,310	7,481
					22,800
United Arab Emirates (0.4%)
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	15,010	12,234
Venezuela (0.0%)
[5,9]	Petroleos de Venezuela SA	6.000%	11/15/26	2,850	341
[9]	Petroleos de Venezuela SA	5.375%	4/12/27	462	54
					395
Total Corporate Bonds (Cost $561,254)					551,671
Sovereign Bonds (71.4%)
Angola (1.3%)
	Republic of Angola	8.250%	5/9/28	17,490	16,457
	Republic of Angola	8.750%	4/14/32	15,297	13,547
	Republic of Angola	9.125%	11/26/49	16,042	13,179
					43,183
Argentina (2.0%)
[5]	Ciudad Autonoma De Buenos Aires/Government Bonds	7.500%	6/1/27	4,050	3,944
	Republic of Argentina	1.000%	7/9/29	926	528
[10]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/35	42,556	17,828
[10]	Republic of Argentina, 4.125% coupon rate effective 7/9/24	3.625%	7/9/46	3,360	1,463
[10]	Republic of Argentina, 4.875% coupon rate effective 7/9/29	3.500%	7/9/41	36,690	14,383
[10]	Republic of Argentina, 5.000% coupon rate effective 7/9/24	4.250%	1/9/38	58,305	26,813
					64,959
Azerbaijan (0.2%)
[5]	Republic of Azerbaijan	3.500%	9/1/32	6,335	5,416
Bahrain (1.6%)
	Kingdom of Bahrain	5.250%	1/25/33	9,090	8,102
[4]	Kingdom of Bahrain	7.500%	2/12/36	30,333	30,907
	Kingdom of Bahrain	6.000%	9/19/44	3,500	2,876
	Kingdom of Bahrain	6.250%	1/25/51	15,069	12,522
					54,407
Brazil (3.2%)
	Federative Republic of Brazil	6.125%	1/22/32	31,370	30,516
	Federative Republic of Brazil	6.125%	3/15/34	28,740	27,611

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Federative Republic of Brazil	4.750%	1/14/50	5,000	3,614
	Federative Republic of Brazil	7.125%	5/13/54	44,996	43,459
					105,200
Cameroon (0.2%)
[8]	Republic of Cameroon	5.950%	7/7/32	6,192	5,130
Colombia (4.7%)
[11]	Colombian TES	6.000%	4/28/28	171,891,800	36,268
	Republic of Colombia	4.500%	3/15/29	3,755	3,422
	Republic of Colombia	3.000%	1/30/30	40,400	33,032
	Republic of Colombia	3.125%	4/15/31	47,805	37,674
	Republic of Colombia	8.000%	4/20/33	2,400	2,485
	Republic of Colombia	7.500%	2/2/34	3,500	3,496
	Republic of Colombia	8.000%	11/14/35	10,000	10,265
	Republic of Colombia	4.125%	5/15/51	21,112	12,593
	Republic of Colombia	8.750%	11/14/53	16,190	17,005
					156,240
Costa Rica (1.1%)
[4,5]	Republic of Costa Rica	7.300%	11/13/54	36,685	38,221
Czech Republic (1.1%)
	Czech Republic	5.750%	3/29/29	767,270	35,181
Dominican Republic (2.4%)
	Dominican Republic	6.875%	1/29/26	18,890	19,148
	Dominican Republic	6.000%	7/19/28	16,701	16,607
	Dominican Republic	5.500%	2/22/29	32,475	31,448
[4]	Dominican Republic	7.050%	2/3/31	5,467	5,618
[4]	Dominican Republic	6.600%	6/1/36	8,411	8,381
					81,202
Ecuador (0.7%)
[5]	Republic of Ecuador	0.000%	7/31/30	3,670	1,758
[10]	Republic of Ecuador, 5.000% coupon rate effective 7/31/24	2.500%	7/31/40	8,783	3,970
[10]	Republic of Ecuador, 5.500% coupon rate effective 7/31/24	3.500%	7/31/35	29,327	14,513
[10]	Republic of Ecuador, 6.900% coupon rate effective 7/31/24	6.000%	7/31/30	6,931	4,296
					24,537
Egypt (3.6%)
	Arab Republic of Egypt	7.300%	9/30/33	15,066	11,880
	Arab Republic of Egypt	8.500%	1/31/47	28,549	21,178
	Arab Republic of Egypt	7.903%	2/21/48	32,091	22,492
	Arab Republic of Egypt	8.700%	3/1/49	20,457	15,325
	Arab Republic of Egypt	8.875%	5/29/50	17,813	13,520
	Arab Republic of Egypt	8.750%	9/30/51	10,968	8,239
	Arab Republic of Egypt	8.150%	11/20/59	9,304	6,634
	Arab Republic of Egypt	7.500%	2/16/61	2,300	1,542
[12]	Egypt Treasury Bills	0.000%	7/2/24	375,000	7,808
[12]	Egypt Treasury Bills	0.000%	3/4/25	350,000	6,158
[12]	Egypt Treasury Bills	0.000%	3/11/25	311,000	5,448
					120,224
El Salvador (0.9%)
	Republic of El Salvador	6.375%	1/18/27	880	784
[4,5]	Republic of El Salvador	9.250%	4/17/30	30,000	26,497
	Republic of El Salvador	7.125%	1/20/50	2,990	1,890
					29,171
Georgia (0.1%)
	Republic of Georgia	2.750%	4/22/26	5,000	4,576
Ghana (0.4%)
[5]	Republic of Ghana	10.750%	10/14/30	20,632	13,944
Guatemala (1.4%)
	Republic of Guatemala	4.875%	2/13/28	7,930	7,633
	Republic of Guatemala	5.250%	8/10/29	14,409	13,884
[5]	Republic of Guatemala	4.900%	6/1/30	14,590	13,824
	Republic of Guatemala	6.600%	6/13/36	7,880	7,888
[5]	Republic of Guatemala	6.125%	6/1/50	3,650	3,280
					46,509

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Honduras (0.1%)
	Republic of Honduras	5.625%	6/24/30	3,974	3,399
Hungary (1.1%)
[8]	Republic of Hungary	5.000%	2/22/27	16,650	18,339
[8]	Republic of Hungary	5.375%	9/12/33	7,335	8,149
[4]	Republic of Hungary	5.500%	3/26/36	9,490	9,108
					35,596
Indonesia (4.0%)
[13]	Indonesia Treasury Bond	7.000%	2/15/33	891,622,000	54,207
[13]	Indonesia Treasury Bond	6.625%	2/15/34	325,675,000	19,197
[4]	Perusahaan Penerbit SBSN Indonesia III	5.100%	7/2/29	34,875	34,718
	Republic of Indonesia	4.150%	9/20/27	26,951	26,146
					134,268
Israel (1.4%)
[8]	State of Israel	1.500%	1/16/29	19,090	18,110
	State of Israel	5.500%	3/12/34	2,610	2,481
	State of Israel	5.750%	3/12/54	27,236	24,403
					44,994
Ivory Coast (1.7%)
[5,8]	Ivory Coast	4.875%	1/30/32	3,980	3,561
	Ivory Coast	5.750%	12/31/32	6,175	5,764
[4,5]	Ivory Coast	8.250%	1/30/37	36,800	35,567
[5,8]	Ivory Coast	6.875%	10/17/40	2,815	2,512
[5,8]	Ivory Coast	6.625%	3/22/48	10,599	8,786
					56,190
Jordan (0.5%)
	Kingdom of Jordan	7.500%	1/13/29	13,250	12,922
	Kingdom of Jordan	7.375%	10/10/47	2,565	2,185
					15,107
Kazakhstan (0.8%)
[14]	Development Bank of Kazakhstan JSC	10.950%	5/6/26	3,450,000	6,853
[4]	Development Bank of Kazakhstan JSC	5.500%	4/15/27	18,645	18,538
					25,391
Kenya (0.3%)
	Republic of Kenya	7.000%	5/22/27	700	667
	Republic of Kenya	6.300%	1/23/34	13,880	10,377
					11,044
Latvia (0.9%)
[4]	Republic of Latvia	5.125%	7/30/34	30,720	30,236
Lebanon (0.0%)
[9]	Lebanon Republic	8.250%	4/12/21	2,430	167
[9]	Lebanon Republic	6.100%	10/4/22	2,250	157
[9]	Lebanon Republic	6.650%	4/22/24	2,890	200
[9]	Lebanon Republic	7.000%	3/20/28	6,310	440
[9]	Lebanon Republic	6.650%	2/26/30	4,900	338
[9]	Lebanon Republic	7.150%	11/20/31	1,445	103
[9]	Lebanon Republic	8.200%	5/17/33	1,445	100
[9]	Lebanon Republic	8.250%	5/17/34	1,445	97
					1,602
Lithuania (0.4%)
[8]	Republic of Lithuania	3.500%	7/3/31	13,794	14,638
Mexico (3.3%)
[15]	Mexican Bonos	7.750%	11/23/34	349,160	16,420
	United Mexican States	5.000%	5/7/29	7,062	6,891
	United Mexican States	2.659%	5/24/31	17,459	14,347
	United Mexican States	6.350%	2/9/35	29,150	29,327
	United Mexican States	4.400%	2/12/52	42,086	30,603
	United Mexican States	6.400%	5/7/54	9,466	9,006
	United Mexican States	3.771%	5/24/61	6,302	3,851
					110,445
Morocco (0.7%)
[8]	Kingdom of Morocco	1.500%	11/27/31	3,750	3,238

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kingdom of Morocco	4.000%	12/15/50	31,636	21,707
					24,945
Mozambique (0.2%)
	Republic of Mozambique	9.000%	9/15/31	6,850	5,678
Nigeria (0.7%)
	Republic of Nigeria	7.625%	11/28/47	11,000	7,992
	Republic of Nigeria	8.250%	9/28/51	19,597	15,036
					23,028
Oman (2.9%)
	Sultanate of Oman	4.750%	6/15/26	48,550	47,553
	Sultanate of Oman	6.750%	10/28/27	6,646	6,864
	Sultanate of Oman	6.500%	3/8/47	4,186	4,181
	Sultanate of Oman	6.750%	1/17/48	36,734	37,411
					96,009
Pakistan (0.3%)
	Islamic Republic of Pakistan	8.875%	4/8/51	14,747	11,132
Panama (1.5%)
[5]	Republic of Panama	4.300%	4/29/53	19,218	12,294
[5]	Republic of Panama	3.870%	7/23/60	67,399	38,362
					50,656
Paraguay (1.8%)
	Republic of Paraguay	5.000%	4/15/26	8,953	8,841
	Republic of Paraguay	4.700%	3/27/27	16,244	15,867
[5]	Republic of Paraguay	4.950%	4/28/31	36,067	34,603
					59,311
Peru (2.8%)
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,903	1,721
	Republic of Peru	2.783%	1/23/31	107,643	92,329
					94,050
Poland (0.9%)
[8]	Republic of Poland	2.750%	5/25/32	1,000	1,015
	Republic of Poland	5.125%	9/18/34	8,230	8,088
[8]	Republic of Poland	4.250%	2/14/43	7,200	7,791
[8]	Republic of Poland	4.125%	1/11/44	7,000	7,425
	Republic of Poland	5.500%	3/18/54	6,850	6,631
					30,950
Romania (3.5%)
[8]	Romania	6.625%	9/27/29	8,750	10,021
[8]	Romania	1.375%	12/2/29	14,403	12,725
[8]	Romania	1.750%	7/13/30	78,171	68,191
[4,8]	Romania	5.375%	3/22/31	20,980	22,286
[8]	Romania	2.000%	1/28/32	2,808	2,341
					115,564
Saudi Arabia (1.8%)
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	51,130	49,422
	Kingdom of Saudi Arabia	5.750%	1/16/54	11,292	10,974
					60,396
Senegal (0.6%)
[5,8]	Republic of Senegal	5.375%	6/8/37	2,946	2,291
[5]	Republic of Senegal	6.750%	3/13/48	22,795	16,505
					18,796
Serbia (0.7%)
	Republic of Serbia	6.250%	5/26/28	10,000	10,135
[4]	Republic of Serbia	6.000%	6/12/34	12,565	12,355
					22,490
South Africa (2.8%)
	Republic of South Africa	4.300%	10/12/28	2,415	2,216
	Republic of South Africa	4.850%	9/30/29	10,186	9,335
	Republic of South Africa	5.650%	9/27/47	13,502	10,161
	Republic of South Africa	5.750%	9/30/49	61,198	46,069
[16]	Republic of South Africa	11.625%	3/31/53	453,822	24,181
					91,962

Vanguard® Emerging Markets Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sri Lanka (0.9%)
[9]	Republic of Sri Lanka	6.125%	6/3/25	8,504	5,025
[9]	Republic of Sri Lanka	6.850%	11/3/25	3,576	2,115
[9]	Republic of Sri Lanka	6.825%	7/18/26	12,679	7,482
[9]	Republic of Sri Lanka	6.200%	5/11/27	3,724	2,195
[9]	Republic of Sri Lanka	6.750%	4/18/28	5,319	3,136
[9]	Republic of Sri Lanka	7.850%	3/14/29	14,755	8,708
[9]	Republic of Sri Lanka	7.550%	3/28/30	4,686	2,686
					31,347
Supranational (0.4%)
	Banque Ouest Africaine de Developpement	4.700%	10/22/31	13,800	12,033
Trinidad & Tobago (0.2%)
[4]	Republic of Trinidad & Tobago	5.950%	1/14/31	7,205	7,112
Tunisia (0.2%)
	Tunisian Republic	5.750%	1/30/25	2,177	2,070
[8]	Tunisian Republic	6.375%	7/15/26	4,358	4,023
					6,093
Turkey (3.0%)
	Republic of Turkey	9.375%	3/14/29	5,100	5,535
[8]	Republic of Turkey	5.875%	5/21/30	27,710	29,670
	Republic of Turkey	5.950%	1/15/31	13,171	12,192
	Republic of Turkey	4.875%	4/16/43	41,594	29,300
	Republic of Turkey	5.750%	5/11/47	28,051	21,446
					98,143
Ukraine (0.6%)
[9]	Ukraine	7.750%	9/1/25	11,800	3,768
[9]	Ukraine	7.750%	9/1/26	7,140	2,223
[9]	Ukraine	7.750%	9/1/27	20,027	6,196
[9]	Ukraine	7.750%	9/1/28	9,132	2,819
[9]	Ukraine	7.750%	9/1/29	278	86
[9]	Ukraine	9.750%	11/1/30	2,160	686
[9]	Ukraine	6.876%	5/21/31	5,900	1,703
[9]	Ukraine	7.375%	9/25/34	2,596	754
[9]	Ukraine	7.253%	3/15/35	3,200	924
[5]	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	25	24
					19,183
United Arab Emirates (1.8%)
[4]	Emirate of Abu Dhabi	5.500%	4/30/54	58,785	59,432
Uruguay (0.4%)
[17]	Oriental Republic of Uruguay	3.400%	5/16/45	545,002	13,710
Uzbekistan (2.9%)
[4]	Republic of Uzbekistan	7.850%	10/12/28	10,210	10,525
	Republic of Uzbekistan	7.850%	10/12/28	40,160	41,402
	Republic of Uzbekistan	5.375%	2/20/29	26,566	24,820
	Republic of Uzbekistan	3.700%	11/25/30	4,340	3,577
	Uzbekneftegaz JSC	4.750%	11/16/28	19,561	16,485
					96,809
Venezuela (0.0%)
[9]	Republic of Venezuela	11.750%	10/21/26	640	122
[9]	Republic of Venezuela	7.000%	3/31/38	1,500	214
					336
Vietnam (0.4%)
	Socialist Republic of Vietnam	4.800%	11/19/24	13,900	13,815
Total Sovereign Bonds (Cost $2,441,571)					2,373,990
				Shares
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[18]	Vanguard Market Liquidity Fund (Cost $134,111)	5.380%		1,341,432	134,130

Vanguard® Emerging Markets Bond Fund
	Counterparty	Expiration Date	Exercise Price	Notional Value ($000)	Market Value ($000)
Options Purchased (0.0%)
Foreign Currency Options (0.0%)
Put Options
EUR	JPMC	7/4/24	USD 1.060	EUR 698	284
Total Options Purchased (Cost $284)					284
Total Investments (102.4%) (Cost $3,484,760)					3,404,751
Other Assets and Liabilities—Net (-2.4%)					(79,363)
Net Assets (100.0%)					3,325,388
Cost is in $000.
1	Securities with a value of $2,556,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $6,497,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $5,703,000 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $578,152,000, representing 17.4% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Guaranteed by the Republic of Azerbaijan.
7	Guaranteed by the Republic of Chile.
8	Face amount denominated in euro.
9	Non-income-producing security—security in default.
10	Step bond.
11	Face amount denominated in Colombian peso.
12	Face amount denominated in Egyptian pound.
13	Face amount denominated in Indonesian rupiah.
14	Face amount denominated in Kazakhstan tenge.
15	Face amount denominated in Mexican pesos.
16	Face amount denominated in South African rand.
17	Face amount denominated in Uruguayan peso.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
JPMC—JPMorgan Chase Bank, N.A.
EUR—euro.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Price	Notional Amount ($000)	Market Value ($000)
Foreign Currency Options
Call Options
USD	HSBC	7/11/24	MXN 19.849	34,714	(15)
USD	BANA	8/12/24	MXN 20.221	34,714	(100)
Total Options Written (Premiums Received $666)					(115)
BANA—Bank of America, N.A.
HSBC—HSBC Bank USA, N.A.
USD—U.S. dollar.
MXN—Mexican peso.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	2,768	565,278	(391)
5-Year U.S. Treasury Note	September 2024	602	64,160	80
10-Year U.S. Treasury Note	September 2024	1,000	109,984	600
Ultra Long U.S. Treasury Bond	September 2024	62	7,771	157
				446

Vanguard® Emerging Markets Bond Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Euro-Bobl	September 2024	(125)	(15,588)	(141)
Euro-Bund	September 2024	(447)	(63,008)	(597)
Euro-Buxl	September 2024	(35)	(4,882)	(66)
Ultra 10-Year U.S. Treasury Note	September 2024	(1,288)	(146,228)	(1,114)
				(1,918)
				(1,472)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	9/18/24	CHF	37,003	USD	41,723	—	(140)
BNP Paribas	9/18/24	COP	55,232,560	USD	13,173	—	(31)
Morgan Stanley Capital Services Inc.	9/18/24	CZK	1,803	USD	79	—	(2)
Citibank, N.A.	9/18/24	EUR	22,971	USD	24,686	9	—
BNP Paribas	9/18/24	HUF	9,061,467	USD	24,563	—	(63)
Barclays Bank plc	9/18/24	HUF	752,918	USD	2,017	19	—
UBS AG	9/18/24	HUF	260,495	USD	707	—	(2)
BNP Paribas	9/18/24	JPY	2,622,060	USD	16,720	—	(224)
State Street Bank & Trust Co.	9/18/24	MXN	633,997	USD	33,831	397	—
HSBC Bank plc	7/15/24	MXN	307,480	USD	16,740	28	—
HSBC Bank plc	9/18/24	ZAR	699,064	USD	38,343	—	(151)
HSBC Bank plc	9/19/24	USD	31,899	CNY	230,154	177	—
State Street Bank & Trust Co.	9/18/24	USD	53,323	COP	218,561,119	1,320	—
Standard Chartered Bank	9/18/24	USD	36,049	CZK	833,887	336	—
State Street Bank & Trust Co.	9/18/24	USD	33	CZK	767	—	—
UBS AG	7/2/24	USD	—	CZK	10	—	—
JPMorgan Chase Bank, N.A.	3/12/25	USD	8,797	EGP	510,241	—	(801)
Standard Chartered Bank	9/18/24	USD	262,222	EUR	242,077	1,973	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	26,974	EUR	25,093	—	(3)
State Street Bank & Trust Co.	9/18/24	USD	25,216	EUR	23,424	33	—
State Street Bank & Trust Co.	9/18/24	USD	18,512	EUR	17,226	—	(8)
State Street Bank & Trust Co.	7/2/24	USD	18,376	EUR	17,094	68	—
Morgan Stanley Capital Services Inc.	9/18/24	USD	975	EUR	906	1	—
Barclays Bank plc	7/2/24	USD	197	EUR	180	3	—
BNP Paribas	9/18/24	USD	62,776	IDR	1,018,607,575	607	—
Standard Chartered Bank	9/18/24	USD	14,618	IDR	238,592,065	56	—
JPMorgan Chase Bank, N.A.	9/18/24	USD	17,600	JPY	2,796,183	8	—
Standard Chartered Bank	9/18/24	USD	16,544	JPY	2,560,612	434	—
Royal Bank of Canada	9/18/24	USD	437	JPY	67,806	11	—
State Street Bank & Trust Co.	9/18/24	USD	45,618	MXN	865,218	—	(1,093)
JPMorgan Chase Bank, N.A.	9/18/24	USD	16,527	MXN	307,780	—	(89)
HSBC Bank plc	7/15/24	USD	16,725	MXN	304,094	142	—
Bank of America, N.A.	8/14/24	USD	6,255	MXN	119,746	—	(244)
HSBC Bank plc	7/15/24	USD	6,255	MXN	118,907	—	(230)
Bank of America, N.A.	9/18/24	USD	30,137	THB	1,099,238	—	(11)
BNP Paribas	9/18/24	USD	11,326	THB	414,014	—	(29)

Vanguard® Emerging Markets Bond Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
UBS AG	9/18/24	USD	53,042	ZAR	982,883	—	(656)
State Street Bank & Trust Co.	9/18/24	USD	7,421	ZAR	137,768	—	(105)
						5,622	(3,882)
CHF—Swiss franc.
CNY—Chinese renminbi.
COP—Colombian peso.
CZK—Czech koruna.
EGP—Egyptian pound.
EUR—euro.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
JPY—Japanese yen.
MXN—Mexican peso.
THB—Thai baht.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Republic of Indonesia/Baa2	6/21/29	MSCS	5,725	1.000	56	70	—	(14)
Republic of Mexico/Baa2	6/21/29	BANA	17,375	1.000	(75)	(106)	31	—
Republic of Mexico/Baa2	6/21/29	BANA	7,820	1.000	(33)	26	—	(59)
Republic of Mexico/Baa2	6/21/29	BARC	17,375	1.000	(74)	(98)	24	—
Republic of Panama/Baa3	6/21/29	BARC	12,750	1.000	(441)	(432)	—	(9)
					(567)	(540)	55	(82)

Credit Protection Purchased
Federal Republic of Brazil	6/21/29	BARC	19,160	(1.000)	576	330	246	—
Petroleos Mexicanos	12/22/26	BARC	15,300	(1.000)	886	788	98	—
Republic of Colombia	6/21/29	MSCS	16,050	(1.000)	651	527	124	—
Republic of Malaysia	6/21/29	GSI	7,430	(1.000)	(184)	(195)	11	—
Republic of Turkey	6/21/29	BARC	19,710	(1.000)	1,527	1,843	—	(316)
					3,456	3,293	479	(316)
					2,889	2,753	534	(398)
1 Periodic premium received/paid quarterly.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $7,146,000 in connection with open forward currency contracts and open over-the-counter swap contracts.

Vanguard® Emerging Markets Bond Fund
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/24/25	7/24/24[1]	62,985,890[2]	0.000[3]	(7.270)[4]	(695)	(723)
1/3/28	N/A	347,440[5]	11.110[4]	(9.290)[6]	(1,885)	(1,633)
9/24/29	9/23/24[1]	41,891,978[7]	5.215[8]	(0.000)[9]	(68)	(68)
9/25/34	9/23/24[1]	23,945,242[7]	0.000[9]	(5.245)[8]	263	259
					(2,385)	(2,165)
1	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Notional amount denominated in Hungarian forint.
3	Based on Budapest Interbank Offered Rate as of the most recent reset date. Interest payment received/paid semiannually.
4	Interest payment received/paid at maturity.
5	Notional amount denominated in Brazilian real.
6	Based on Brazil Interbank Deposit Certificate (CDI) as of the most recent reset date. Interest payment received/paid at maturity.
7	Notional amount denominated in Chilean peso.
8	Interest payment received/paid semiannually.
9	Based on the Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/paid semiannually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Emerging Markets Bond Fund
E.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Vanguard® Emerging Markets Bond Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	344,676	—	344,676
Corporate Bonds	—	551,671	—	551,671
Sovereign Bonds	—	2,373,990	—	2,373,990
Temporary Cash Investments	134,130	—	—	134,130
Options Purchased	—	284	—	284
Total	134,130	3,270,621	—	3,404,751
Derivative Financial Instruments
Assets
Futures Contracts[1]	837	—	—	837
Forward Currency Contracts	—	5,622	—	5,622
Swap Contracts	259[1]	534	—	793
Total	1,096	6,156	—	7,252
Liabilities
Options Written	—	115	—	115
Futures Contracts[1]	2,309	—	—	2,309
Forward Currency Contracts	—	3,882	—	3,882
Swap Contracts	2,424[1]	398	—	2,822
Total	4,733	4,395	—	9,128
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.